Note 10 - Related Party Transactions and Balances - Schedule of Related Party Payments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Salaries and benefits	$ 681,291	$ 952,079	$ 813,400
Share-based payments	768,020	1,090,540	2,216,170
Directors’ fees	70,000	70,000	70,000
Total	$ 1,519,311	$ 2,112,619	$ 3,099,570